Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Effective April 19, 2006, the shareholders approved the 2006 Employee Plan, replacing the 2003 Stock Plan and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 10,000,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or cancelled. Effective April 21, 2010, the 2006 Employee Plan was amended and restated to increase the number of shares that may be issued or transferred by 9,200,000 shares to 19,200,000 shares. The 2006 Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units, performance shares and performance units to eligible employees. At December 31, 2012, no appreciation rights, restricted stock units, performance shares or performance units had been granted under the 2006 Employee Plan. No further grants may be made under the 2003 Stock Plan, all rights granted under that plan remain.
Effective April 19, 2006, the shareholders also approved the 2006 Stock Plan for Nonemployee Directors (Nonemployee Director Plan), replacing the 1997 Stock Plan for Nonemployee Directors and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are cancelled. The Nonemployee Director Plan permits the granting of option rights, appreciation rights, restricted stock and restricted stock units to members of the Board of Directors who are not employees of the Company. At December 31, 2012, no option rights, appreciation rights or restricted stock units had been granted under the Nonemployee Director Plan. No further grants may be made under the 1997 Stock Plan, all rights granted under that plan remain.
The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows.
At December 31, 2012, the Company had total unrecognized stock-based compensation expense of $68,558 that is expected to be recognized over a weighted-average period of 1.30 years. Stock-based compensation expense during 2012, 2011 and 2010 was $54,348, $48,176 and $42,276, respectively. The Company recognized a total income tax benefit related to stock-based compensation expense of $20,948, $18,570 and $16,290 during 2012, 2011 and 2010, respectively. The impact of total stock-based compensation expense, net of taxes, on net income reduced Basic and Diluted net income per common share by $.33 and $.32 during 2012, respectively.
Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2012	2011	2010
Risk-free interest rate	.78%	1.13%	1.16%
Expected life of option rights	5.11 years	5.27 years	5.27 years
Expected dividend yield of stock	1.43%	1.77%	1.84%
Expected volatility of stock	.274	.303	.304

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 2.60 percent to the 2012 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers, key employees and nonemployee directors under the 2006 Employee Plan, the 2003 Stock Plan, and the 1997 Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $37,974 at December 31, 2012. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.36 years.
The weighted-average per share grant date fair value of options granted during 2012, 2011 and 2010, respectively, was $32.74, $18.47 and $16.83. The total intrinsic value of exercised option rights for employees was $298,883, $53,100 and $74,440, and for nonemployee directors was $1,412, $1,129 and $626 during 2012, 2011 and 2010, respectively. The total fair value of options vested during the year was $25,879, $25,868 and
$25,073 during 2012, 2011 and 2010, respectively. The outstanding option rights for nonemployee directors were 3,500, 17,500 and 37,500 for 2012, 2011 and 2010, respectively. The Company issues new shares upon exercise of option rights or granting of restricted stock.
A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2012			2011			2010
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	9,857,695	$60.31		10,009,385	$55.82		10,897,652	$50.30
Granted	1,089,240	152.93		1,407,259	78.72		1,586,984	72.48
Exercised	(4,140,822)	53.40		(1,480,058)	47.15		(2,436,639)	41.95
Forfeited	(57,730)	78.01		(76,354)	67.02		(34,999)	58.90
Expired	(257)	72.65		(2,537)	53.65		(3,613)	54.71
Outstanding end of year	6,748,126	$79.39	$494,699	9,857,695	$60.31	$287,526	10,009,385	$55.82	$281,349
Exercisable at end of year	4,245,891	$61.43	$386,484	6,908,116	$54.24	$243,440	6,655,569	$50.78	$220,647

The weighted average remaining term for options outstanding at the end of 2012, 2011 and 2010, respectively, was 6.99, 6.54 and 6.76 years. The weighted average remaining term for options exercisable at the end of 2012, 2011 and 2010, respectively, was 5.79, 5.39 and 5.58 years. Shares reserved for future grants of option rights and restricted stock were 6,810,439, 8,155,734 and 9,826,006 at December 31, 2012, 2011 and 2010, respectively.
Restricted stock. Grants of restricted stock, which generally require three years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. Prior to 2010, all awards were performance-based, and the shares of stock to be received without restriction under these plans were based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings before interest, taxes, depreciation and amortization. The February 2012, 2011 and 2010 grants consisted of approximately two-thirds performance-based awards that vest at the end of a three year period based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings per share (for the February 2010 grant) and earnings per share (for the February 2011 and 2012 grants) and one-third time-based awards that vest at the end of a three year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock to eligible employees amounted to $29,286 at December 31, 2012 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted average period of 1.12 years.
Grants of restricted stock have been awarded to nonemployee directors under the Nonemployee Plan and the 1997 Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock to nonemployee directors amounted to $1,298 at December 31, 2012 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.43 years.
A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2012	2011	2010
Restricted stock granted	301,856	300,677	348,460
Weighted-average per share fair value of restricted stock granted during the year	$99.47	$84.86	$64.49

A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2012	2011	2010
Outstanding at beginning of year	1,304,891	1,266,201	1,304,386
Granted	301,856	300,677	348,460
Vested	(412,859)	(16,072)	(300,598)
Forfeited	(274,140)	(245,915)	(86,047)
Outstanding at end of year	919,748	1,304,891	1,266,201